ACCOUNTS RECEIVABLE, NET - Movement in Allowances for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Receivables [Abstract]
Balance at beginning of year	$ 258,019	[1]	$ 228,344		$ 234,485
Provision (reversal) for credit losses	131,845		32,888		(2,479)
Write-offs	(57,868)		(4,460)		(2,115)
Effect of exchange rate	1,796		1,247		(1,547)
Balance at end of year	$ 333,792	[1]	$ 258,019	[1]	$ 228,344

[1]	As of December 31, 2020 and 2019, the allowances for credit losses of $16,517 and $25,026 are recorded as a reduction of the long-term receivables, which are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.